LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN LEASE LIABILITY

Changes in lease liability is as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
At the beginning of the year	237,675	365,356
Increase in lease liability (note)	87,768	-
Interest expense (note 8)	12,134	17,236
Lease modification adjustment	18,874	(5,955)
Reduction in lease liability	(199,658)	(138,962)
Exchange realignment	(598)	-
At the end of the year	156,195	237,675

Note:	The Group entered into an 18-month office lease in the United Kingdom, commencing in April 2025, with monthly rent of GBP3,782 (approximately: $5,105).

SCHEDULE OF LEASE LIABILITIES	Classified in the consolidated statements of financial position as follows:
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Current	156,195	126,808
Non-current	-	110,867
	156,195	237,675

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities is as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Not later than one year	158,643	135,670
Later than one year and not later than five years	-	113,058
	158,643	248,728
Finance costs	(2,448)	(11,053)
Present value of minimum lease payments	156,195	237,675